Revenues (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 46,705	[1]	$ 840,954	$ 781,585	$ 702,692
IFS TopCo LLC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Economic ownership percentage	37.10%		37.10%	37.10%	37.00%
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			$ 541,577	$ 503,207	$ 456,709
South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			11,010	10,990	6,673
South America | Reclassification Of Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue					8,986
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			92,515	81,857	53,573
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			62,003	54,776	57,432
Chile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			37,038	34,259	35,437
Uruguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			1,040	5,818	4,415
Ecuador
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			10,871	9,454	8,986
Peru
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			1,837	1,174	679
Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			281,280	269,600	236,640
Proximity Americas Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			325,449	303,767	276,785
Proximity Europe Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			57,028	49,755	43,552
Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			88,129	79,755	75,355
Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			67,148	65,189	58,150
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			21,920	13,519	12,210
Other | Reclassification Of Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue					27,223
Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			862,065	802,074	730,669
Operating segments | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			575,024	559,352	521,891
Operating segments | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			13,699	3,729	15
Operating segments | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			216,314	189,238	165,211
Operating segments | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			57,028	49,755	43,552
Operating segments | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			291,746	279,793	245,088
Operating segments | Coca-Cola FEMSA | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			169,641	166,996	149,362
Operating segments | Coca-Cola FEMSA | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Coca-Cola FEMSA | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			122,105	112,797	95,726
Operating segments | Coca-Cola FEMSA | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Proximity Americas Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			328,839	307,197	278,520
Operating segments | Proximity Americas Division | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			303,687	294,341	272,456
Operating segments | Proximity Americas Division | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			13,699	3,729	15
Operating segments | Proximity Americas Division | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			11,453	9,127	6,049
Operating segments | Proximity Americas Division | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Proximity Europe Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			57,028	49,755	43,552
Operating segments | Proximity Europe Division | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Proximity Europe Division | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Proximity Europe Division | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Proximity Europe Division | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			57,028	49,755	43,552
Operating segments | Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			88,129	79,755	75,358
Operating segments | Health Division | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			9,768	12,441	11,922
Operating segments | Health Division | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Health Division | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			78,361	67,314	63,436
Operating segments | Health Division | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			67,195	65,365	58,499
Operating segments | Fuel Division | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			67,195	65,365	58,499
Operating segments | Fuel Division | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Fuel Division | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Fuel Division | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			29,128	20,209	29,652
Operating segments | Other | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			24,733	20,209	29,652
Operating segments | Other | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Other | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			4,395	0	0
Operating segments | Other | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Operating segments | Goods Offered For Sale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			855,574	801,684	729,786
Operating segments | Goods Offered For Sale | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			291,746	279,793	245,088
Operating segments | Goods Offered For Sale | Proximity Americas Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			328,839	307,197	278,520
Operating segments | Goods Offered For Sale | Proximity Europe Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			57,028	49,755	43,552
Operating segments | Goods Offered For Sale | Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			88,129	79,755	75,358
Operating segments | Goods Offered For Sale | Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			60,704	64,975	57,616
Operating segments | Goods Offered For Sale | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			29,128	20,209	29,652
Material reconciling items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			(21,111)	(20,489)	(27,977)
Material reconciling items | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			(10,466)	(10,193)	(8,448)
Material reconciling items | Proximity Americas Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			(3,390)	(3,430)	(1,735)
Material reconciling items | Proximity Europe Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Material reconciling items | Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	(3)
Material reconciling items | Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			(47)	(176)	(349)
Material reconciling items | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			(7,208)	(6,690)	(17,442)
Material reconciling items | Services Provided To Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			6,491	390	883
Material reconciling items | Services Provided To Customers | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Material reconciling items | Services Provided To Customers | Proximity Americas Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Material reconciling items | Services Provided To Customers | Proximity Europe Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Material reconciling items | Services Provided To Customers | Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			0	0	0
Material reconciling items | Services Provided To Customers | Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			6,491	390	883
Material reconciling items | Services Provided To Customers | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			$ 0	$ 0	$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4